Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Austria (0.7%)
	Erste Group Bank AG	669,594	87,531
[1]	BAWAG Group AG	182,922	37,096
	OMV AG	337,931	24,711
	Raiffeisen Bank International AG	302,481	20,768
	voestalpine AG	286,292	14,913
	ANDRITZ AG	155,757	14,672
	Verbund AG	158,336	10,868
*	AT&S Austria Technologie & Systemtechnik AG	59,634	9,132
	Vienna Insurance Group AG Wiener Versicherung Gruppe	83,901	6,876
[2]	Wienerberger AG	257,365	6,334
	Strabag SE Class BR	61,848	5,969
	UNIQA Insurance Group AG	264,687	5,509
	DO & Co. AG	18,418	4,301
	EVN AG	86,235	2,922
[2]	Oesterreichische Post AG	77,384	2,908
	Telekom Austria AG	168,951	1,980
	Porr AG	43,216	1,877
[2]	Mayr Melnhof Karton AG	18,030	1,728
	CA Immobilien Anlagen AG	61,808	1,727
*	CPI Europe AG	76,524	1,373
	Palfinger AG	39,498	1,335
*,2	Lenzing AG	43,784	1,190
[2]	SBO AG	22,221	754
*	BAJAJ Mobility AG	22,188	522
	Agrana Beteiligungs AG	28,468	373
			267,369
Belgium (1.9%)
	Anheuser-Busch InBev SA NV	2,264,226	196,657
*	Argenx SE	148,153	126,893
	KBC Group NV	530,105	76,260
	UCB SA	286,511	73,543
	Ageas SA	465,837	38,551
	Aedifica SA	222,243	17,972
	Groupe Bruxelles Lambert NV	178,139	16,068
	Ackermans & van Haaren NV	50,381	15,636
	Elia Group SA	105,147	15,066
	Syensqo SA	166,013	14,768
	Umicore SA	544,559	13,592
	Lotus Bakeries NV	978	12,544
	Warehouses De Pauw CVA	456,101	11,738
	Financiere de Tubize SA	49,416	11,052
	Sofina SA	36,711	10,403
	D'ieteren Group	49,963	10,313
	KBC Ancora	90,594	9,257
	Azelis Group NV	548,448	7,162
	Solvay SA	171,233	5,248
	CMB Tech NV	268,818	4,368
	Fagron	156,851	4,190
	Montea NV	49,801	3,903
	Melexis NV	45,582	3,579
	Bekaert SA	70,926	3,260
	VGP NV	32,451	3,162
	Gimv NV	56,902	2,930
	Deme Group NV	15,244	2,908
	Xior Student Housing NV	90,823	2,890
	Colruyt Group NV	55,701	2,497
	Proximus SADP	302,623	2,241
	Shurgard Self Storage Ltd. (XBRU)	75,058	2,193
	Retail Estates NV	25,913	1,970

		Shares	Market Value ($000)
	Kinepolis Group NV	32,859	1,532
	Barco NV	123,836	1,122
	Tessenderlo Group SA	44,618	1,099
	Vastned NV	19,102	655
*	bpost SA	236,790	410
			727,632
Denmark (2.7%)
	Novo Nordisk A/S Class B	7,611,881	360,054
	DSV A/S	465,950	100,701
	Danske Bank A/S	1,502,823	86,487
	Vestas Wind Systems A/S	2,371,591	63,837
	Novonesis (Novozymes) B	830,436	54,081
*	Genmab A/S	142,304	40,961
	Carlsberg A/S Class B	219,746	32,359
*,1	Orsted A/S	1,100,612	24,538
	Pandora A/S	178,352	22,335
	Coloplast A/S Class B	320,962	21,225
	AP Moller - Maersk A/S Class B	6,726	18,112
*	NKT A/S	127,605	17,416
	Tryg A/S	717,847	17,083
	Ringkjoebing Landbobank A/S	60,654	16,298
	AP Moller - Maersk A/S Class A	5,937	15,503
	Jyske Bank A/S (Registered)	95,043	15,086
	AL Sydbank	154,747	14,901
	ISS A/S	317,266	14,062
	ALK-Abello A/S	314,770	10,766
*,2	Demant A/S	202,713	8,774
	Royal Unibrew A/S	116,531	8,742
	FLSmidth & Co. A/S	109,188	8,194
*	Zealand Pharma A/S	167,844	7,890
	ROCKWOOL A/S Class B	182,860	5,843
*	Bavarian Nordic A/S	182,755	5,010
*,1,2	Netcompany Group A/S	95,072	4,745
*,2	GN Store Nord A/S	314,020	4,737
	TORM plc Class A	151,625	4,623
	Per Aarsleff Holding A/S	41,241	4,593
	Alm Brand A/S	1,580,920	4,158
	Ambu A/S Class B	320,133	3,578
	H Lundbeck A/S	556,945	3,563
	Chemometec A/S	40,709	2,717
	Schouw & Co. A/S	26,496	2,535
	D/S Norden A/S	42,966	2,237
	UIE plc	28,870	1,624
*	NTG Nordic Transport Group A/S Class A	39,685	1,558
*	Dfds A/S	69,590	1,335
[1]	Scandinavian Tobacco Group A/S Class A	119,274	1,324
	H Lundbeck A/S Class A	189,166	1,051
*	Gubra A/S	15,943	953
			1,035,589
Finland (1.8%)
	Nordea Bank Abp	5,654,691	114,212
	Nokia OYJ	11,980,803	110,738
	Sampo OYJ Class A (XHEL)	5,379,243	59,558
	Kone OYJ Class B	753,475	43,473
	Nordea Bank Abp (XHEL)	2,027,291	40,917
	Wartsila OYJ Abp	1,119,380	37,961
	Neste OYJ	977,811	34,652
	UPM-Kymmene OYJ	1,216,934	33,108
	Metso OYJ	1,626,005	30,436
	Orion OYJ Class B	253,917	23,738
	Fortum OYJ	1,010,801	22,979
	Stora Enso OYJ Class R	1,386,439	15,943
	Kesko OYJ Class B	635,419	15,833
	Konecranes OYJ	450,447	14,052
	Elisa OYJ	335,542	13,532
	Valmet OYJ	339,176	10,227
	Mandatum OYJ	1,113,880	7,631
	Huhtamaki OYJ	208,804	7,447
	Hiab OYJ	87,378	5,938

		Shares	Market Value ($000)
	Outokumpu OYJ	887,282	5,343
	Sampo OYJ Class A	477,942	5,264
	Nokian Renkaat OYJ	288,446	5,076
	Kemira OYJ	249,639	4,900
	Tieto OYJ (XEQT)	206,374	4,417
	Kalmar OYJ Class B	87,715	3,901
	Lumo Kodit OYJ	385,614	3,503
[1]	Terveystalo OYJ	184,982	1,613
	Finnair OYJ	222,933	1,238
*	Metsa Board OYJ Class B	351,127	1,191
*,2	QT Group OYJ	40,126	1,164
*	YIT OYJ	338,115	1,143
	Tieto OYJ (XNGS)	38,768	829
[2]	Tokmanni Group Corp.	70,451	594
*	Revenio Group OYJ	41,247	581
			683,132
France (14.2%)
	Schneider Electric SE	1,297,743	436,023
	TotalEnergies SE (TQEX)	4,599,563	405,500
	Airbus SE	1,397,869	328,162
	LVMH Moet Hennessy Louis Vuitton SE	590,228	324,115
	Safran SA	823,737	323,713
	BNP Paribas SA	2,336,381	296,881
	Sanofi SA	2,575,201	221,755
	AXA SA	3,888,105	201,519
*	Air Liquide SA Loyalty Shares	929,795	183,177
	Vinci SA	1,161,643	164,016
	Societe Generale SA	1,610,279	151,361
	Hermes International SCA	81,683	144,732
*	L'Oreal SA Loyalty Shares	303,570	135,209
	EssilorLuxottica SA	697,728	132,095
	Danone SA	1,505,546	117,111
	Cie de Saint-Gobain SA	1,076,816	101,207
	Orange SA	5,099,628	97,411
	Legrand SA	607,504	92,358
	Air Liquide SA (XPAR)	414,157	81,592
*	Engie SA Loyalty Shares	2,454,882	76,521
	L'Oreal SA (XPAR)	151,619	67,530
	Cie Generale des Etablissements Michelin SCA	1,522,367	61,535
	Thales SA	214,943	61,190
	Veolia Environnement SA	1,493,479	59,431
	Publicis Groupe SA	556,195	59,363
	Kering SA	167,847	55,402
	Credit Agricole SA	2,169,558	48,480
	Capgemini SE	370,307	44,015
	Engie SA (XPAR)	1,350,879	42,108
*	L'Oreal SA	92,168	41,051
[1]	Euronext NV	209,024	38,219
	Dassault Systemes SE	1,580,289	36,765
*	Unibail-Rodamco-Westfield	291,353	35,498
	Pernod Ricard SA	444,201	34,618
*	Air Liquide SA	173,596	34,200
	Bouygues SA	480,270	27,053
	Accor SA	514,732	26,769
	Bureau Veritas SA	829,124	26,524
	Carrefour SA	1,385,895	25,434
	Klepierre SA	531,650	24,148
	Eiffage SA	169,762	24,128
	Rexel SA	525,158	21,792
*,2	Abivax SA	175,105	21,732
	Eurofins Scientific SE	272,729	21,508
	SPIE SA	369,436	19,869
	Gaztransport Et Technigaz SA	87,373	19,748
*	Engie SA	591,247	18,430
	Edenred SE	536,586	17,667
	SCOR SE	415,125	16,423
	Ipsen SA	82,641	15,968
[1]	Amundi SA	139,953	15,293
*	Alstom SA	804,960	14,913

		Shares	Market Value ($000)
	Nexans SA	95,593	14,561
	Getlink SE	658,674	14,051
	Renault SA	444,451	14,034
	Dassault Aviation SA	39,357	13,596
[2]	Aeroports de Paris SA	93,560	12,968
	Elis SA	447,871	12,847
	Sartorius Stedim Biotech	66,204	12,800
	Technip Energies NV	360,957	12,484
[1]	Ayvens SA	843,460	11,368
	Gecina SA	121,394	10,517
*	Vallourec SACA	433,481	10,452
	Arkema SA	135,289	9,215
[2]	Teleperformance SE	115,787	9,212
	Valeo SE	495,639	8,576
	Covivio SA	127,834	7,804
	BioMerieux	93,710	7,469
*	SOITEC	59,139	7,205
[2]	Bollore SE	1,587,045	7,088
*	Sodexo SA ACT Loyalty Shares	107,447	7,065
	Sopra Steria Group	32,344	6,865
	Rubis SCA	175,023	6,766
[2]	FDJ UNITED	259,412	6,564
	Alten SA	69,254	6,023
	Exosens SAS	86,607	5,746
	SES SA	861,222	5,717
	Wendel SE	57,984	5,623
	JCDecaux SE	167,928	4,399
	Coface SA	234,977	4,289
*	Air France-KLM	285,988	3,994
	Virbac SACA	9,793	3,813
	Trigano SA	19,504	3,407
*,2	Exail Technologies SA	23,658	3,407
*	Forvia SE	328,368	3,392
	ARGAN SA	38,616	3,382
*	Eurazeo SE Prime DE Fidelite	61,363	3,374
	IPSOS SA	80,544	3,328
	Sodexo SA (XPAR)	50,400	3,314
*	Emeis SA	189,584	3,200
	Societe BIC SA	40,313	3,161
	Mercialys SA	224,882	3,117
[2]	Vusion	20,493	3,080
*	ID Logistics Group SACA	7,223	3,009
	Vivendi SE	1,578,318	2,913
	Carmila SA	146,867	2,868
	Remy Cointreau SA	51,203	2,860
	Pluxee NV	172,741	2,836
*	Clariane SE	597,704	2,757
	Vicat SACA	36,300	2,748
	ICADE	106,814	2,383
	Derichebourg SA	216,433	2,330
*	SEB SA Loyalty Shares	33,834	2,279
	Robertet SA	2,399	2,209
	Mersen SA	50,098	2,158
	Altarea SCA	18,099	2,106
	Imerys SA	75,063	2,044
*	Sodexo Inc.	30,494	2,005
	Opmobility	127,572	1,894
*,2	Eutelsat Communications SACA	784,567	1,856
*	Viridien	17,131	1,842
	Television Francaise 1 SA	210,559	1,726
	Metropole Television SA	118,613	1,659
	Interparfums SA	56,220	1,596
	LISI SA (XPAR)	21,355	1,568
*,2	Ubisoft Entertainment SA	232,699	1,539
*	Lisi SA Prime de fidelite	19,914	1,463
[2]	Planisware SA	52,737	1,411
*,1,2	Worldline SA	94,177	1,339
	Antin Infrastructure Partners SA	132,110	1,332
	Stef SA	7,804	1,222
	SEB SA	17,509	1,179

		Shares	Market Value ($000)
	Etablissements Maurel et Prom SA	124,846	1,174
	Eurazeo SE (XPAR)	20,863	1,147
*,2	OVH Groupe SA	60,525	1,051
	Fnac Darty SA	25,003	996
*,2	Eramet SA	19,560	976
*,2	Nexity SA	115,878	946
*,1	X-Fab Silicon Foundries SE	118,552	888
[1,2]	Elior Group SA	330,043	809
	Peugeot Invest SA	12,245	801
[1,2]	Verallia SA	38,056	801
*,2	Voltalia SA (Registered)	95,646	772
*	SEB SA N PF 28 Share	11,392	767
	GL Events SACA	20,796	757
	Wavestone	18,321	687
	Manitou BF SA	25,602	654
	Beneteau SACA	91,072	633
*	Forvia SE (XPAR)	55,022	584
*	Abivax SA ADR	4,623	578
	Lagardere SA	23,589	489
	Quadient SA	30,403	476
	Equasens	12,432	470
*	LISI SA	4,445	326
	North Atlantic Energies	4,021	310
			5,466,758
Germany (12.7%)
	Siemens AG (Registered)	1,754,585	574,883
	Allianz SE (Registered)	910,340	453,442
	SAP SE	2,461,886	451,252
	Siemens Energy AG	1,807,046	308,721
	Deutsche Telekom AG (Registered)	8,213,464	253,476
	Infineon Technologies AG	3,120,912	223,968
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	306,372	184,038
	Deutsche Bank AG (Registered)	4,111,192	151,316
	Deutsche Post AG	2,204,684	147,277
	Rheinmetall AG	109,560	144,833
	Deutsche Boerse AG	436,057	131,348
	Bayer AG (Registered)	2,352,365	130,546
	BASF SE	2,117,628	122,936
	E.ON SE	5,310,911	114,414
	RWE AG	1,690,376	111,198
	Mercedes-Benz Group AG	1,813,345	98,046
	adidas AG	397,661	73,576
[2]	Commerzbank AG	1,548,059	67,517
	Daimler Truck Holding AG	1,188,011	67,195
	Heidelberg Materials AG	302,452	56,306
	MTU Aero Engines AG	129,081	54,121
	Bayerische Motoren Werke AG (XETR)	779,429	53,425
	Merck KGaA	309,678	51,180
	Fresenius SE & Co. KGaA	985,816	50,668
	Vonovia SE	1,745,006	42,335
	Hannover Rueck SE	143,662	41,410
[1]	Siemens Healthineers AG	884,235	37,655
	Symrise AG	317,485	32,580
	GEA Group AG	349,453	24,826
	Fresenius Medical Care AG	477,035	24,482
*,1,2	Delivery Hero SE	536,999	23,409
[2]	Beiersdorf AG	247,654	23,005
	Continental AG	258,154	21,469
	QIAGEN NV	496,004	20,410
	Brenntag SE	276,190	19,476
	Talanx AG	143,674	19,096
	Knorr-Bremse AG	158,206	18,816
	HOCHTIEF AG	35,946	18,423
	Henkel AG & Co. KGaA (XTER)	223,362	18,302
*,1	Zalando SE	554,774	18,094
	thyssenkrupp AG	1,181,965	16,586
	Deutsche Lufthansa AG (Registered)	1,431,476	15,021
[1]	Scout24 SE	161,615	13,856
*	Nordex SE	300,306	13,418

		Shares	Market Value ($000)
[2]	Hensoldt AG	143,604	13,191
	Aurubis AG	62,296	13,108
	Evonik Industries AG	596,902	12,075
[2]	RENK Group AG	214,785	11,920
	AIXTRON SE	267,264	11,274
	LEG Immobilien SE (XETR)	180,734	10,851
	Rational AG	12,208	9,505
	CTS Eventim AG & Co. KGaA	137,563	9,281
	TUI AG	1,064,531	9,271
	Nemetschek SE	135,345	9,123
	Bilfinger SE	85,884	8,214
	Bechtle AG	195,118	8,171
	flatexDEGIRO SE	190,658	8,028
	Freenet AG	278,897	7,837
	KION Group AG	166,661	7,542
*	Puma SE	234,497	7,480
[2]	TAG Immobilien AG	449,341	7,180
*,2	Auto1 Group SE	271,177	7,121
[2]	K&S AG (Registered)	422,236	7,082
[2]	Traton SE	149,171	7,013
	Fraport AG Frankfurt Airport Services Worldwide	86,433	6,752
[1]	DWS Group GmbH & Co. KGaA	74,192	6,258
	Volkswagen AG	68,364	6,003
*	Aumovio SE	121,771	5,623
*	Tkms AG& Co. KGaA	58,458	5,569
	Jenoptik AG	121,787	5,277
*	Aroundtown SA	2,042,394	5,137
	United Internet AG (Registered)	165,562	4,523
	Salzgitter AG	72,595	4,349
*	Wacker Chemie AG	41,448	4,245
	Krones AG	31,771	4,095
*,2	IONOS Group SE	112,025	4,084
	Deutz AG	343,100	3,915
	Schaeffler AG	473,570	3,903
[2]	HUGO BOSS AG	88,212	3,874
	LANXESS AG	198,886	3,799
[1]	Befesa SA	89,075	3,592
	Stroeer SE & Co. KGaA	75,183	3,441
	RTL Group SA	90,151	3,375
[2]	Carl Zeiss Meditec AG (Bearer)	83,516	2,943
	FUCHS SE	73,471	2,933
*,1,2	Redcare Pharmacy NV	39,003	2,774
	Alzchem Group AG	15,215	2,712
	Deutsche Wohnen SE	124,628	2,662
	Fielmann Group AG	54,975	2,577
*,1	TeamViewer SE	363,983	2,542
*,1	Covestro AG (XTER)	36,129	2,529
	Elmos Semiconductor SE	14,961	2,528
	Duerr AG	117,578	2,428
*,2	Kontron AG	93,265	2,410
*,2	Gerresheimer AG	73,355	2,333
	Hornbach Holding AG & Co. KGaA	23,164	2,231
[2]	Sixt SE (XETR)	26,861	2,224
*,2	Siltronic AG	24,428	2,159
	Atoss Software SE	21,158	2,061
	Schott Pharma AG & Co. KGaA	80,699	2,050
*	SMA Solar Technology AG	32,596	2,000
	KWS Saat SE & Co. KGaA	23,721	1,963
	Indus Holding AG	46,383	1,700
*	Suedzucker AG	127,601	1,667
	CANCOM SE	59,896	1,656
	Pfeiffer Vacuum Technology AG	8,636	1,633
	Wacker Neuson SE	64,458	1,628
[2]	Norma Group SE	74,458	1,570
	Eckert & Ziegler SE	99,336	1,563
[2]	Vossloh AG	22,546	1,520
*,2	Evotec SE	374,663	1,474
*	CECONOMY AG (XETR)	296,971	1,457
	Springer Nature AG & Co. KGaA	68,109	1,452
	Ottobock SE & Co. KGaA	21,664	1,406

		Shares	Market Value ($000)
[2]	Nagarro SE	15,877	1,403
*	Verbio SE	41,350	1,380
	Friedrich Vorwerk Group SE	18,125	1,377
	1&1 AG	59,274	1,354
*	HelloFresh SE	335,897	1,323
*,1,2	Deutsche Pfandbriefbank AG	311,525	1,231
[2]	Dermapharm Holding SE	25,530	1,207
[2]	PNE AG	86,834	1,061
[2]	GFT Technologies SE	38,593	1,018
*,2	Grand City Properties SA	80,160	898
*,2	Hypoport SE	9,127	868
	Wuestenrot & Wuerttembergische AG	50,636	853
	GRENKE AG	59,598	810
	Secunet Security Networks AG	3,819	790
	Stabilus SE	46,261	770
	PATRIZIA SE	83,750	704
*,2	Douglas AG	75,241	699
[2]	Deutsche Beteiligungs AG	26,917	658
[2]	Energiekontor AG	16,257	643
	Deutsche EuroShop AG	29,826	634
	ProSiebenSat.1 Media SE	140,726	589
	Kloeckner & Co. SE	36,755	525
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	57,530	502
	Adesso SE	6,303	427
	SUSS MicroTec SE	4,660	403
	Pfisterer Holding SE	4,407	387
*	CECONOMY AG (MUND)	80,604	372
			4,899,103
Ireland (0.6%)
	AIB Group plc	5,069,112	60,290
	Bank of Ireland Group plc	2,275,909	47,794
	Kerry Group plc Class A	381,378	36,410
	Kingspan Group plc	362,351	33,678
	Ryanair Holdings plc	624,228	17,504
	Glanbia plc (XDUB)	472,383	12,541
	Cairn Homes plc (XDUB)	1,439,934	4,054
*,3	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			212,271
Italy (5.6%)
	UniCredit SpA	3,610,494	340,512
	Intesa Sanpaolo SpA	36,450,529	275,541
	Enel SpA	18,014,104	203,440
	Eni SpA	4,406,513	122,575
	Generali	2,281,655	115,632
	Ferrari NV	279,501	109,898
	Prysmian SpA	686,564	94,741
	STMicroelectronics NV	1,527,793	81,311
	Banco BPM SpA	3,518,064	64,233
	Banca Monte dei Paschi di Siena SpA	4,689,238	62,805
	Leonardo SpA	963,382	61,401
	BPER Banca SpA	3,628,568	58,961
	FinecoBank Banca Fineco SpA	1,462,600	40,071
	Terna - Rete Elettrica Nazionale	3,361,398	38,535
*	Telecom Italia SpA	4,070,171	34,563
	Snam SpA	4,921,550	33,372
	Poste Italiane SpA	1,088,524	32,931
	Moncler SpA	529,811	30,135
	Unipol Assicurazioni SpA	894,045	27,974
	Tenaris SA	759,050	21,777
*	Stellantis NV	3,581,055	20,618
	Lottomatica Group SpA	563,488	15,233
	Italgas SpA	1,475,974	15,221
	Saipem SpA	3,114,329	15,109
	Recordati Industria Chimica e Farmaceutica SpA	253,479	15,099
	Banca Mediolanum SpA	514,592	13,788
*	Technoprobe SpA	359,996	11,515
	Azimut Holding SpA	267,459	11,360
	Banca Generali SpA	132,713	10,026
*	Stellantis NV (XNYS)	1,684,979	9,738

		Shares	Market Value ($000)
	A2A SpA	3,718,798	9,714
	Davide Campari-Milano NV	1,406,539	9,580
	Buzzi SpA	189,607	8,994
	Brunello Cucinelli SpA	80,686	8,228
[1]	Pirelli & C SpA	1,042,845	7,944
	De' Longhi SpA	165,887	7,787
	Iveco Group NV	449,129	7,202
	Hera SpA	1,645,257	7,182
	Interpump Group SpA	177,721	7,155
	Reply SpA	55,673	7,065
	Mediobanca Banca di Credito Finanziario SpA	204,921	6,609
	SOL SpA	86,518	5,670
[1]	Infrastrutture Wireless Italiane SpA	728,406	5,404
[1,2]	Nexi SpA	1,047,703	5,135
	Maire SpA	337,119	5,038
*	Fincantieri SpA	305,891	4,808
	Amplifon SpA	337,694	4,727
	Iren SpA	1,469,193	4,273
	Brembo NV	348,269	4,265
[1]	Technogym SpA	256,755	4,017
[2]	DiaSorin SpA	48,126	3,984
[1]	Enav SpA	608,372	3,553
	Credito Emiliano SpA	160,769	3,535
[1]	Carel Industries SpA	110,218	3,442
	ERG SpA	124,073	3,150
	ACEA SpA	122,117	2,967
	Webuild SpA (MTAA)	1,035,354	2,688
	Tamburi Investment Partners SpA	224,665	2,418
	Danieli & C Officine Meccaniche SpA (MTAA)	26,780	2,011
	El.En. SpA	111,591	1,999
	MFE-MediaForEurope NV Class A	657,421	1,998
	Intercos SpA	120,958	1,866
	Sesa SpA	16,862	1,801
*	Salvatore Ferragamo SpA	151,801	1,784
	Cementir Holding NV	95,993	1,677
*,1,2	BFF Bank SpA	434,182	1,467
	Sanlorenzo SpA	31,882	1,397
	Moltiply Group SpA	32,927	1,387
[2]	Banca IFIS SpA	72,573	1,236
	Italmobiliare SpA	39,430	1,188
[1]	RAI Way SpA	211,636	1,135
	Piaggio & C SpA	437,762	982
	Ariston Holding NV	189,460	795
*,1	GVS SpA	142,586	713
	Arnoldo Mondadori Editore SpA	290,471	703
[2]	MFE-MediaForEurope NV Class B	172,505	701
[2]	Zignago Vetro SpA	78,103	670
[1]	Anima Holding SpA	79,757	635
*,2	Juventus Football Club SpA	243,576	569
[2]	MARR SpA	64,231	472
	Rizzoli Corriere Della Sera Mediagroup SpA	405,900	435
	Alerion Cleanpower SpA	14,200	324
	Banco di Desio e della Brianza SpA	15,623	304
*	Tinexta SpA	12,602	219
			2,173,117
Netherlands (7.8%)
	ASML Holding NV	922,812	1,520,743
	ING Groep NV	6,878,728	241,729
	Prosus NV	2,891,359	134,369
	ASM International NV	111,472	103,240
	Koninklijke Ahold Delhaize NV	2,120,506	83,877
	ArcelorMittal SA	1,009,232	71,289
*,1	Adyen NV	63,634	64,729
	ABN AMRO Bank NV	1,429,768	64,679
	NN Group NV	627,582	59,157
	Heineken NV	637,893	57,755
	Koninklijke Philips NV	1,906,529	50,233
	DSM-Firmenich AG	441,226	47,568
	Koninklijke KPN NV	9,153,588	43,222

		Shares	Market Value ($000)
	Wolters Kluwer NV	549,757	43,161
	Universal Music Group NV	2,443,924	40,324
	BE Semiconductor Industries NV	168,952	38,744
	ASR Nederland NV	369,019	30,170
	Aegon Ltd.	3,087,423	29,341
	Akzo Nobel NV	409,722	28,698
	Heineken Holding NV	247,219	20,797
*	Magnum Ice Cream Co. NV (AQEU)	1,026,339	19,180
	EXOR NV	207,521	16,618
	IMCD NV	137,553	15,070
	SBM Offshore NV	304,124	11,358
	Aalberts NV	226,181	11,202
*	InPost SA	625,611	11,158
	Randstad NV	260,016	10,992
	Allfunds Group plc	836,408	8,539
[1]	CVC Capital Partners plc	503,348	8,451
	Koninklijke BAM Groep NV	612,808	8,218
	HAL Trust	40,875	7,786
	Koninklijke Vopak NV	129,075	7,307
	Arcadis NV	152,750	7,189
*,2	CSG NV	355,475	6,802
	Koninklijke Heijmans NV	56,751	6,139
	Van Lanschot Kempen NV	77,286	5,808
[1]	CTP NV	311,949	5,637
	APERAM SA	101,593	5,366
*,1	Basic-Fit NV	124,453	4,979
[1]	Signify NV	274,728	4,696
	TKH Group NV	84,350	4,159
	Eurocommercial Properties NV	101,314	3,277
*	Lakefront Biotherapeutics NV	119,063	3,266
	Corbion NV	139,055	3,039
[2]	Theon International plc	75,699	2,903
	Havas NV	133,243	2,853
	Fugro NV	259,145	2,533
*	Flow Traders Ltd.	80,459	2,455
	Wereldhave NV	85,034	1,879
*	OCI NV	247,220	1,154
	PostNL NV	828,567	860
[2]	Sligro Food Group NV	57,290	697
*	TomTom NV	146,163	653
			2,986,048
Norway (1.4%)
	Equinor ASA	1,720,323	70,621
	DNB Bank ASA	1,954,680	62,938
	Kongsberg Gruppen ASA	969,751	30,221
	Norsk Hydro ASA	3,089,735	28,500
	Aker BP ASA	731,429	26,079
	Mowi ASA	1,044,192	22,362
	Telenor ASA	1,506,167	21,292
	Storebrand ASA	973,737	20,726
	Yara International ASA	389,637	18,380
	Subsea 7 SA	537,274	18,154
	Orkla ASA	1,552,173	17,241
	Frontline plc	342,040	13,640
	Gjensidige Forsikring ASA	449,978	13,423
	SpareBank 1 Sor-Norge ASA	478,205	10,713
	Var Energi ASA	2,076,483	10,432
	Vend Marketplaces ASA	384,296	9,749
	Salmar ASA	165,413	9,018
	Protector Forsikring ASA	137,164	7,137
*	Nordic Semiconductor ASA	402,359	6,798
	Aker ASA Class A	48,273	6,494
	TGS ASA	467,187	6,331
	TOMRA Systems ASA	557,221	6,193
	SpareBank 1 SMN	298,313	6,188
	Sparebanken Norge	274,814	5,713
	Bakkafrost P/F	119,120	5,688
*	Kongsberg Maritime A/S	988,766	5,581
	Veidekke ASA	249,848	4,971

		Shares	Market Value ($000)
[1]	BW LPG Ltd.	216,566	4,965
	Hafnia Ltd.	586,390	4,498
	Hoegh Autoliners ASA	242,875	4,321
	DOF Group ASA	303,534	3,980
	Wallenius Wilhelmsen ASA	239,848	3,744
	Borregaard ASA	222,731	3,712
	DNO ASA	1,966,592	3,497
	Atea ASA	187,780	3,407
*,1	AutoStore Holdings Ltd.	2,581,730	3,295
[1]	Europris ASA	362,130	3,262
*,1	Scatec ASA	330,240	3,193
	BLUENORD ASA	53,674	2,927
	Leroy Seafood Group ASA	664,835	2,918
*	Cadeler A/S	506,640	2,887
	Wilh Wilhelmsen Holding ASA Class A	34,282	2,787
	Odfjell Drilling Ltd.	286,343	2,758
	Aker Solutions ASA	600,152	2,672
	MPC Container Ships ASA	852,188	2,190
	Sparebank 1 Oestlandet	103,825	2,134
*,1	Elkem ASA	640,660	2,104
	Kitron ASA	192,767	1,763
	Austevoll Seafood ASA	194,323	1,745
	Norwegian Air Shuttle ASA	1,260,705	1,740
	Stolt-Nielsen Ltd.	50,113	1,683
	Bonheur ASA	44,640	1,060
[1]	Entra ASA	93,733	1,047
	BW Offshore Ltd.	202,920	1,000
*	BW Energy Ltd.	128,495	706
	Grieg Seafood ASA	80,041	255
	Wilh Wilhelmsen Holding ASA Class B	2,847	215
			541,048
Poland (1.0%)
	Powszechna Kasa Oszczednosci Bank Polski SA	2,054,477	61,538
	ORLEN SA	1,393,034	55,277
	Bank Polska Kasa Opieki SA	421,063	27,754
	KGHM Polska Miedz SA	326,672	27,079
*,1	Allegro.eu SA	2,240,223	26,986
	Powszechny Zaklad Ubezpieczen SA	1,351,883	25,745
	Erste Bank Polska SA	100,695	19,853
	LPP SA	3,050	17,741
*	mBank SA	31,387	11,380
*	CD Projekt SA	168,518	11,272
	Zabka Group SA	1,245,849	10,618
*	Benefit Systems SA	7,248	10,505
*,1	Dino Polska SA	1,149,419	9,856
*	Bank Millennium SA	1,445,526	7,988
	Grupa Kety SA	23,631	7,918
	Alior Bank SA	212,232	7,832
[1]	XTB SA	181,157	7,223
	Asseco Poland SA	130,248	6,976
	Orange Polska SA	1,550,385	6,331
	Tauron Polska Energia SA	2,490,102	6,014
	Budimex SA	30,572	5,929
[2]	Pepco Group NV	457,832	5,640
*	PGE Polska Grupa Energetyczna SA	2,062,727	5,575
	KRUK SA	42,356	4,832
	Enea SA	597,344	3,142
*,2	Modivo SA	124,517	3,095
	Bank Handlowy w Warszawie SA	77,685	2,534
*	Cyfrowy Polsat SA	390,771	1,785
	Warsaw Stock Exchange	65,213	1,748
*,2	Jastrzebska Spolka Weglowa SA	131,182	880
*	Grupa Azoty SA	119,722	630
			401,676
Portugal (0.3%)
	EDP SA	7,062,102	36,365
	Banco Comercial Portugues SA Class R	21,082,653	25,976
	Galp Energia SGPS SA	936,751	21,274
	Jeronimo Martins SGPS SA	653,943	13,115

		Shares	Market Value ($000)
	EDP Renewables SA	730,917	11,341
	Sonae SGPS SA	1,889,356	4,438
	REN - Redes Energeticas Nacionais SGPS SA	825,115	3,285
	NOS SGPS SA	443,518	2,468
[2]	Navigator Co. SA	510,857	1,920
	CTT-Correios de Portugal SA	193,441	1,376
[2]	Mota-Engil SGPS SA	197,477	1,055
	Semapa-Sociedade de Investimento e Gestao	33,980	789
	Corticeira Amorim SGPS SA	96,258	735
[2]	Altri SGPS SA	119,983	656
			124,793
Spain (6.0%)
	Banco Santander SA	34,591,021	491,963
	Iberdrola SA	16,456,665	390,905
	Banco Bilbao Vizcaya Argentaria SA	13,453,906	377,138
	Industria de Diseno Textil SA	2,657,310	173,426
	CaixaBank SA	8,880,480	129,001
	Repsol SA	2,606,103	79,541
	Ferrovial NV	1,082,645	70,920
	Amadeus IT Group SA	1,032,449	63,720
	ACS Actividades de Construccion y Servicios SA (SGMU)	433,532	55,263
[1]	Aena SME SA	1,658,491	51,128
	Banco de Sabadell SA	11,186,768	42,948
*,1	Cellnex Telecom SA	1,348,304	41,884
	Naturgy Energy Group SA	1,101,300	36,739
	Telefonica SA	8,715,971	35,986
	Endesa SA	725,025	35,305
	Bankinter SA	1,533,483	28,208
	Merlin Properties Socimi SA	1,036,571	18,016
	Redeia Corp. SA	973,183	17,164
	Acciona SA	57,133	15,714
	Indra Sistemas SA	206,435	13,572
	Mapfre SA	2,202,552	11,263
	Acerinox SA	558,572	11,247
[1]	Unicaja Banco SA	2,688,867	10,339
	Enagas SA	516,824	10,074
[2]	Grifols SA	687,260	7,898
	Viscofan SA (AQXE)	104,835	6,946
	Puig Brands SA Class B	346,725	6,676
	Sacyr SA (XMAD)	1,129,413	6,140
	Logista Integral SA	139,805	5,964
	Colonial SFL Socimi SA	897,555	5,745
	Vidrala SA (XMAD)	53,387	5,400
	CIE Automotive SA	153,774	4,696
	Fluidra SA	204,478	4,547
	Elecnor SA	88,017	3,481
*	Tecnicas Reunidas SA	104,126	3,390
	Construcciones y Auxiliar de Ferrocarriles SA	40,066	3,168
*	Solaria Energia y Medio Ambiente SA	144,421	2,795
	Laboratorios Farmaceuticos Rovi SA	39,250	2,650
	Melia Hotels International SA	221,185	2,639
*	Pharma Mar SA	28,741	2,621
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,644,418	2,429
	Almirall SA	185,675	2,383
	Ebro Foods SA	108,282	2,287
*	Grenergy Renovables SA	21,426	2,273
[1]	Neinor Homes SA	98,270	1,800
	Corp. ACCIONA Energias Renovables SA	67,050	1,679
[2]	HBX Group International plc	183,849	1,640
*	Cirsa Enterprises SA	95,365	1,461
*	Distribuidora Internacional de Alimentacion SA	30,526	1,398
	Atresmedia Corp. de Medios de Comunicacion SA	219,977	1,319
[1]	Gestamp Automocion SA	320,886	1,083
	Prosegur Cia de Seguridad SA	245,464	855
*,2	Ence Energia y Celulosa SA	259,824	772
[1]	Global Dominion Access SA	190,028	620
[1]	Prosegur Cash SA	525,348	405
			2,308,624

		Shares	Market Value ($000)
Sweden (5.5%)
	Investor AB Class B	4,077,728	176,149
	Volvo AB Class B	3,703,755	141,675
	Atlas Copco AB Class A	6,075,338	128,371
	Sandvik AB	2,451,416	91,670
	Assa Abloy AB Class B	2,324,949	86,269
	Skandinaviska Enskilda Banken AB Class A	3,532,376	82,772
	Swedbank AB Class A	1,955,337	78,213
	Atlas Copco AB Class B	3,598,075	66,484
	Telefonaktiebolaget LM Ericsson Class B	6,526,343	64,198
	Investor AB Class A (XSTO)	1,267,106	53,768
	Svenska Handelsbanken AB Class A	3,365,573	51,461
	Hexagon AB Class B	5,024,862	49,598
	Saab AB Class B	738,854	46,428
	EQT AB	1,249,371	42,436
	Essity AB Class B	1,375,534	39,960
	Alfa Laval AB	670,458	39,676
	Epiroc AB Class A	1,506,331	38,617
	Boliden AB	667,816	33,603
	Telia Co. AB	5,452,854	25,270
	Tele2 AB Class B	1,313,452	22,754
	Skanska AB Class B	797,753	22,385
*	Swedish Orphan Biovitrum AB	448,613	22,232
*,1	Evolution AB	283,627	21,647
	SKF AB Class B	793,352	21,474
	Trelleborg AB Class B	466,252	20,727
	AddTech AB Class B	566,212	20,602
	Epiroc AB Class B	899,273	19,717
	Industrivarden AB Class C	330,291	18,900
	Volvo AB Class A	489,970	18,783
	H & M Hennes & Mauritz AB Class B	1,022,576	18,727
	Lifco AB Class B	532,817	18,147
	Securitas AB Class B	1,122,162	18,027
	Industrivarden AB Class A	302,899	17,466
	Nordnet AB publ	454,583	17,415
	Indutrade AB	638,797	16,038
	Beijer Ref AB Class B	1,131,459	15,967
	Svenska Cellulosa AB SCA Class B	1,386,742	15,766
	Nibe Industrier AB Class B	3,469,363	13,907
	SSAB AB Class B	1,309,765	13,796
	Avanza Bank Holding AB	311,726	12,792
	Getinge AB Class B	509,905	12,710
	Mycronic AB	360,044	11,897
	Castellum AB	772,046	10,836
	Lagercrantz Group AB Class B	447,496	10,523
	L E Lundbergforetagen AB Class B	172,057	10,335
	AAK AB	431,226	9,305
*	Fastighets AB Balder Class B	1,663,171	9,103
	Sagax AB Class B	510,708	8,977
	Loomis AB	160,428	8,853
*	Verisure plc	704,106	8,755
	Sectra AB Class B	306,851	8,613
	SSAB AB Class A	670,111	7,055
	Sweco AB Class B	488,940	6,903
	Investment AB Latour Class B	321,853	6,790
[1]	Bravida Holding AB	481,550	6,635
	Axfood AB	246,998	6,304
[1]	Thule Group AB	259,378	5,971
*	Camurus AB	90,936	5,932
	Hexpol AB	619,334	5,765
*	Asmodee Group AB Class B	366,307	5,716
[1]	Munters Group AB	310,651	5,530
	Alleima AB	464,727	5,523
	Holmen AB Class B	161,762	5,486
*,1	Sinch AB	1,220,995	5,164
	Wihlborgs Fastigheter AB	634,362	5,159
	Pandox AB	254,478	4,732
	Catena AB	109,978	4,569
	Granges AB	241,460	4,547
	AddLife AB Class B	266,401	4,528

		Shares	Market Value ($000)
	Asker Healthcare Group AB	529,813	4,508
	Bufab AB	318,398	4,498
*,2	Electrolux AB Class B	1,509,766	4,420
	Elekta AB Class B	829,031	4,218
	Billerud AB	524,076	4,179
	Clas Ohlson AB Class B	87,171	3,841
	HMS Networks AB	73,479	3,806
	Storskogen Group AB Class B	3,355,068	3,761
	Peab AB Class B	367,393	3,639
	NCC AB Class B	199,912	3,569
	NOBA Bank Group AB	405,373	3,549
	Bure Equity AB	126,822	3,471
[1]	Attendo AB	301,781	3,471
[1]	BioArctic AB	100,777	3,441
	Fabege AB	434,188	3,405
	Wallenstam AB Class B	773,697	3,359
*	Modern Times Group MTG AB Class B	244,062	3,353
[1]	Scandic Hotels Group AB	373,772	3,326
	Husqvarna AB Class B	773,839	3,163
*,2	Volvo Car AB Class B	1,488,365	3,157
*	Kinnevik AB Class B	563,534	3,110
	Altra Fastigheter AB	372,985	3,054
	NCAB Group AB	421,545	3,043
	Medicover AB Class B	127,649	3,025
*,1	BoneSupport Holding AB	129,921	3,008
	Intea Fastigheter AB	373,800	2,889
	AQ Group AB	132,853	2,862
	MIPS AB	63,909	2,826
	Hufvudstaden AB Class A	221,130	2,816
	Electrolux Professional AB Class B	548,624	2,735
	Cibus Real Estate AB publ	180,269	2,720
	Bilia AB Class A	164,250	2,661
	Cloetta AB Class B	430,810	2,587
	AFRY AB	235,401	2,545
[2]	Svenska Handelsbanken AB Class B	103,778	2,534
	Betsson AB Class B	252,762	2,443
*	Embracer Group AB	336,753	2,388
	Nolato AB Class B	463,851	2,376
*,2	Roko AB	12,343	2,363
*,1	Boozt AB	125,023	2,195
	Lindab International AB	166,076	2,164
	NP3 Fastigheter AB	76,363	2,123
*	Sdiptech AB Class B	78,560	1,997
	Instalco AB	507,829	1,996
	Systemair AB	227,088	1,994
	Vitec Software Group AB Class B	79,796	1,931
*,1	Dometic Group AB	744,943	1,861
	JM AB	140,561	1,819
*	Hexatronic Group AB	442,733	1,764
	Invisio AB	80,231	1,753
	Hemnet Group AB	194,024	1,713
	Ratos AB Class B	438,477	1,657
	Dios Fastigheter AB	237,687	1,643
	SkiStar AB	91,110	1,596
	Atrium Ljungberg AB Class B	568,698	1,589
	Vitrolife AB	175,249	1,584
*,2	Xvivo Perfusion AB	56,891	1,581
*,2	Vimian Group AB	414,137	1,476
*	Norion Bank AB	234,110	1,439
	Troax Group AB	95,902	1,416
	Arjo AB Class B	465,565	1,324
	Addnode Group AB	303,094	1,221
	Platzer Fastigheter Holding AB Class B	144,752	1,119
	Truecaller AB Class B	601,400	1,112
	Skandinaviska Enskilda Banken AB Class C	39,906	951
	Investment AB Oresund	64,220	945
	Hacksaw AB	116,485	899
*,2	Better Collective A/S	68,810	875
	Sagax AB Class D	242,526	846
*,2	Samhallsbyggnadsbolaget i Norden AB	2,216,002	764

		Shares	Market Value ($000)
	Corem Property Group AB Class B	1,487,416	396
	Fagerhult Group AB	205,007	375
*	Samhallsbyggnadsbolaget i Norden AB Class D	326,057	211
	NCC AB Class A	9	—
			2,110,551
Switzerland (14.0%)
	Roche Holding AG	1,682,041	735,207
	Novartis AG (Registered)	4,461,050	697,671
	Nestle SA (Registered)	6,154,690	615,167
	UBS Group AG (Registered)	7,477,864	395,262
	ABB Ltd. (Registered)	3,703,676	365,401
	Cie Financiere Richemont SA Class A (Registered)	1,271,978	300,621
	Zurich Insurance Group AG	357,170	272,066
	Swiss Re AG	705,649	117,431
	Lonza Group AG (Registered)	167,230	116,556
	Holcim AG	1,205,727	109,509
	Galderma Group AG	441,940	96,171
	Sika AG (Registered)	383,826	86,357
	Sandoz Group AG	992,133	80,877
	Alcon AG	1,164,006	79,943
	Swiss Life Holding AG (Registered)	66,650	78,647
	Givaudan SA (Registered)	18,327	73,250
*	Amrize Ltd.	1,227,972	60,192
	Geberit AG (Registered)	78,568	51,768
	Helvetia Baloise Holding AG	182,822	49,027
[1]	VAT Group AG	64,490	48,269
	SGS SA (Registered)	397,081	47,053
	Swisscom AG (Registered)	60,903	46,801
	Julius Baer Group Ltd.	488,655	42,963
	Partners Group Holding AG	50,900	42,427
	Logitech International SA (Registered)	349,880	35,733
	Sonova Holding AG (Registered)	117,586	32,037
	Straumann Holding AG (Registered)	258,249	31,982
	Chocoladefabriken Lindt & Spruengli AG (Registered)	270	31,793
	Swiss Prime Site AG (Registered)	192,078	31,328
	Roche Holding AG (Bearer) Class BR	70,106	31,078
	Schindler Holding AG (XSWX)	95,426	30,038
	Kuehne & Nagel International AG (Registered)	110,013	28,016
	Chocoladefabriken Lindt & Spruengli AG	2,231	25,750
	Belimo Holding AG (Registered)	23,479	24,484
	Accelleron Industries AG	224,645	20,339
	PSP Swiss Property AG (Registered)	109,401	19,738
	EMS-Chemie Holding AG (Registered)	16,317	16,523
	Schindler Holding AG (Registered)	49,591	15,169
	Swatch Group AG (Bearer) Class BR	67,386	15,066
	Swissquote Group Holding SA	276,790	14,421
*	SIG Group AG	761,054	13,829
	Avolta AG	225,169	13,518
	Flughafen Zurich AG (Registered)	45,058	13,245
[1]	Galenica AG	118,698	12,609
	Georg Fischer AG (Registered)	185,984	11,925
	Barry Callebaut AG (Registered)	8,420	11,731
	Adecco Group AG (Registered)	400,809	11,203
	Banque Cantonale Vaudoise (Registered)	67,237	10,548
	Temenos AG (Registered)	124,482	10,355
	Allreal Holding AG (Registered)	35,058	9,171
	Siegfried Holding AG (Registered)	90,196	8,463
	Inficon Holding AG (Registered)	40,840	8,239
	Huber & Suhner AG (Registered)	34,615	8,159
	Cembra Money Bank AG	70,348	7,821
	BKW AG	46,948	7,756
	Mobimo Holding AG (Registered)	17,753	7,680
	Sulzer AG (Registered)	41,030	7,451
	Valiant Holding AG (Registered)	37,880	7,405
	DKSH Holding AG	85,318	7,083
	Comet Holding AG (Registered)	17,363	7,045
	EFG International AG	352,574	7,015
	Tecan Group AG (Registered)	29,888	6,907
	Vontobel Holding AG (Registered)	64,110	6,861

		Shares	Market Value ($000)
	Bachem Holding AG	73,345	6,818
	VZ Holding AG	34,805	6,678
	SFS Group AG	39,357	6,443
	Luzerner Kantonalbank AG	45,645	6,296
	Sunrise Communications AG Class A	117,668	6,215
	Bucher Industries AG (Registered)	14,622	5,745
	Clariant AG (Registered)	492,667	5,598
	Emmi AG (Registered)	5,042	5,416
	St. Galler Kantonalbank AG (Registered)	6,535	5,258
	Berner Kantonalbank AG	10,642	5,064
	dormakaba Holding AG	67,851	4,889
*	ams-OSRAM AG	236,484	4,698
	Ypsomed Holding AG (Registered)	9,609	4,586
	Softwareone Holding AG (XSWX)	407,484	4,436
	Burckhardt Compression Holding AG	7,325	4,391
	Swatch Group AG (Registered)	97,954	4,389
	Kardex Holding AG (Registered)	14,162	4,168
	Jungfraubahn Holding AG	12,471	4,027
	Stadler Rail AG	131,797	4,002
	Bossard Holding AG (Registered) Class A	13,840	3,878
	Liechtensteinische Landesbank AG	26,665	3,723
*	Aryzta AG	54,690	3,593
	Landis & Gyr Group AG	62,150	3,521
	ALSO Holding AG (Registered)	14,662	3,508
	Burkhalter Holding AG	17,780	3,011
	Daetwyler Holding AG Class BR	17,618	2,998
	Implenia AG (Registered)	36,689	2,911
	Interroll Holding AG (Registered)	1,568	2,629
*	Dottikon Es Holding AG	7,462	2,577
	Intershop Holding AG	12,070	2,570
	OC Oerlikon Corp. AG Pfaffikon (Registered)	430,628	2,540
	Forbo Holding AG (Registered)	2,204	2,498
[1]	Medacta Group SA	14,031	2,300
	SKAN Group AG	30,394	2,209
*,1	Montana Aerospace AG	72,846	2,185
*,1	Sensirion Holding AG	22,366	2,030
*	Basilea Pharmaceutica Ag Allschwil (Registered)	28,799	1,850
	Zehnder Group AG	20,576	1,727
*,1	PolyPeptide Group AG	31,760	1,726
[1,2]	SMG Swiss Marketplace Group AG	50,771	1,602
	Cie Financiere Tradition SA Class BR	4,018	1,471
	Cosmo NV	18,153	1,350
*,1	Medartis Holding AG	9,806	1,063
	VP Bank AG Class A	8,143	964
	Bell Food Group AG (Registered)	4,256	956
	Autoneum Holding AG	5,418	877
	APG SGA SA	3,110	768
	TX Group AG	4,145	709
*	Idorsia Ltd.	73,432	556
	Bystronic AG	3,193	551
[1]	Medmix AG	47,195	517
	Graubuendner Kantonalbank	18	53
			5,392,688
United Kingdom (23.1%)
	HSBC Holdings plc	41,033,367	873,818
	AstraZeneca plc	3,586,512	610,103
	Shell plc (XLON)	12,231,541	559,858
	Rolls-Royce Holdings plc	20,067,346	400,337
	Unilever plc	5,042,945	320,870
	British American Tobacco plc	4,855,033	294,511
	BP plc	37,517,749	281,877
	GSK plc	9,539,186	248,046
	Rio Tinto plc	2,476,817	240,671
	Barclays plc	32,629,773	224,282
	Lloyds Banking Group plc	140,026,024	216,426
	BAE Systems plc	7,015,771	198,612
	National Grid plc	11,876,124	190,088
	NatWest Group plc	19,075,798	179,935
*	Glencore plc	24,252,471	178,628

		Shares	Market Value ($000)
	RELX plc	4,249,505	149,463
	Anglo American plc	2,625,450	132,904
	Compass Group plc	4,065,009	129,088
	London Stock Exchange Group plc	1,125,242	126,581
	Standard Chartered plc	4,276,907	126,458
	Diageo plc	5,327,450	117,035
	Reckitt Benckiser Group plc (XLON)	1,533,521	108,232
	Haleon plc	21,259,606	104,078
	Tesco plc	14,961,551	98,479
	3i Group plc	2,383,001	91,740
	SSE plc	2,898,317	91,568
	Prudential plc (XLON)	6,023,622	90,526
	Experian plc	2,152,275	81,205
	Sunbelt Rentals Holdings Inc.	979,722	70,193
	Vodafone Group plc	43,527,701	69,078
	Imperial Brands plc	1,784,418	67,720
	Aviva plc	7,192,662	67,318
	Shell plc	1,191,185	54,619
	InterContinental Hotels Group plc	337,716	54,611
	Next plc	270,881	54,246
	Legal & General Group plc	13,247,252	53,789
	Coca-Cola Europacific Partners plc	477,472	52,603
	Halma plc	898,473	42,927
	Segro plc	3,224,098	42,115
	Antofagasta plc	813,853	40,563
	Informa plc	3,025,530	36,245
	BT Group plc	13,288,041	35,979
	United Utilities Group plc	1,781,220	33,174
	Smith & Nephew plc	2,041,592	31,937
	Diploma plc	319,574	31,648
	Coca-Cola HBC AG Class DI	467,214	31,504
	Admiral Group plc	601,511	30,492
	International Consolidated Airlines Group SA Class DI	5,093,753	29,859
	Intertek Group plc	365,933	28,903
	Sage Group plc	2,183,110	28,758
	Bunzl plc	761,192	28,725
	Rentokil Initial plc	5,876,856	27,064
	Marks & Spencer Group plc	4,835,283	26,431
	Severn Trent plc	635,255	25,762
	Smiths Group plc	719,517	25,694
	Pearson plc	1,448,688	24,446
	Endeavour Mining plc	509,020	24,283
	Beazley plc	1,382,843	24,034
	Centrica plc	11,041,420	23,041
	M&G plc	4,759,200	22,990
	IMI plc	575,534	22,871
	Standard Life plc	1,790,712	22,315
	J Sainsbury plc	4,586,575	22,118
	Weir Group plc	618,268	22,058
*	Wise Group plc Class A	1,731,982	20,687
	Games Workshop Group plc	78,716	20,292
	Hiscox Ltd.	770,204	18,804
	Associated British Foods plc	660,712	18,562
	Melrose Industries plc (XLON)	2,982,689	18,347
	DCC Energy plc	204,521	17,488
	Land Securities Group plc	1,781,744	16,971
	St. James's Place plc	1,180,869	16,779
	Kingfisher plc	4,000,117	16,688
	Spirax Group plc	175,118	16,419
	ICG plc	640,026	16,341
	IG Group Holdings plc	768,917	15,152
	Fresnillo plc	440,617	14,843
	Schroders plc	1,859,301	14,748
	British Land Co. plc	2,437,811	14,577
	Croda International plc	330,419	14,305
[2]	Metlen Energy & Metals plc	265,994	14,185
	Aberdeen Group Plc	4,337,364	14,118
	LondonMetric Property plc	5,327,288	14,083
[1]	Convatec Group plc	4,655,536	14,068
*	Burberry Group plc	859,608	13,856

		Shares	Market Value ($000)
[1]	Autotrader Group plc	1,960,483	13,843
	Howden Joinery Group plc	1,284,975	13,692
	Whitbread plc	399,915	13,548
	Tritax Big Box REIT plc	5,847,593	13,444
	Balfour Beatty plc	1,148,261	13,386
	Lion Finance Group plc	82,115	12,899
	Rotork plc	1,943,267	12,802
	Barratt Redrow plc	3,189,123	12,674
[2]	Mondi plc	1,044,055	12,588
	Investec plc	1,406,334	12,309
	Persimmon plc	750,536	11,266
	Man Group plc	2,741,601	11,226
	Rightmove plc	1,787,447	11,207
	Johnson Matthey plc	399,022	10,779
	RS Group plc	1,128,174	10,742
	Entain plc	1,426,734	10,445
	WPP plc	2,584,585	10,440
*	Berkeley Group Holdings plc	206,939	9,774
	Cranswick plc	124,835	8,988
	Taylor Wimpey plc	8,308,732	8,748
	Computacenter plc	139,638	8,650
	ITV plc	8,614,847	8,637
	Plus500 Ltd.	162,252	8,522
[1]	Quilter plc	3,184,805	8,321
	Inchcape plc	732,843	8,294
	Zegona Communications plc	416,587	8,221
	Softcat plc	312,855	8,209
	Drax Group plc	801,274	7,974
	Mitie Group plc	2,841,782	7,967
	TP ICAP Group plc	1,720,675	7,947
	UNITE Group plc	1,072,903	7,794
	Serco Group plc	2,335,608	7,620
	easyJet plc	888,491	7,564
	Derwent London plc	265,859	7,545
	Hikma Pharmaceuticals plc	349,281	7,456
	QinetiQ Group plc	1,078,499	7,384
	Primary Health Properties plc	5,752,711	7,332
	Hill & Smith plc	186,428	7,197
	B&M European Value Retail plc	2,387,557	7,177
	Babcock International Group plc	467,136	7,091
	Bellway plc	260,545	7,020
[2]	Pennon Group plc	1,121,574	6,986
	Shaftesbury Capital plc	3,550,115	6,910
	TBC Bank Group plc	106,311	6,904
[1]	Airtel Africa plc	1,496,216	6,754
[1]	JTC plc	370,749	6,623
	Hammerson plc	1,270,629	6,576
	Keller Group plc	158,796	6,490
	Tate & Lyle plc	867,462	6,464
	JD Sports Fashion plc	5,229,131	6,340
	Morgan Sindall Group plc	103,257	6,213
	OSB Group plc	821,225	6,182
	Pan African Resources plc	4,927,290	6,162
	AJ Bell plc	773,058	6,113
[2]	Greggs plc	232,385	5,882
	Harbour Energy plc	1,757,912	5,703
[1]	Bridgepoint Group plc	1,288,089	5,567
	Renishaw plc	81,364	5,405
	Canal & SA (XLON)	1,518,643	5,402
*	Helios Towers plc	2,027,460	5,365
	Big Yellow Group plc	441,856	5,290
*,1	Watches of Switzerland Group plc	533,391	5,268
	Grafton Group plc GDR	396,390	5,187
	Currys plc	2,280,730	5,164
	Chemring Group plc	635,504	5,066
	Sirius Real Estate Ltd.	3,716,878	4,977
	SSP Group plc	1,830,945	4,923
	Paragon Banking Group plc	433,940	4,917
	Coats Group plc	4,535,469	4,915
	Greencore Group plc (SGMX)	1,396,831	4,901

		Shares	Market Value ($000)
	Lancashire Holdings Ltd.	581,299	4,722
	Genus plc	157,727	4,673
	Oxford Instruments plc	123,844	4,563
	International Workplace Group plc	1,697,195	4,526
	Hochschild Mining plc	752,996	4,421
	Great Portland Estates plc	908,001	4,286
	Safestore Holdings plc	508,488	4,242
	Clarkson plc	66,076	4,219
	Grainger plc	1,759,148	4,151
	Premier Foods plc	1,535,493	4,030
	Savills plc	323,159	4,010
*	Ocado Group plc	1,390,094	3,973
	Bodycote plc	406,970	3,972
	Volution Group plc	468,733	3,955
	Senior plc	959,006	3,748
	Travis Perkins plc	494,884	3,708
	4imprint Group plc	66,412	3,700
	Supermarket Income REIT plc	2,987,269	3,470
	Dunelm Group plc	294,467	3,444
	IntegraFin Holdings plc	670,285	3,335
	Zigup plc	519,977	3,256
	Elementis plc	1,331,512	3,210
	Firstgroup plc	1,266,812	3,167
	Rathbones Group plc	137,884	3,102
*	Frasers Group plc	281,749	3,075
	Breedon Group plc	677,535	3,034
*,1	Trustpilot Group plc	822,119	2,997
	Pets at Home Group plc	1,049,556	2,996
	Energean plc	290,360	2,987
	MONY Group plc	1,121,689	2,983
	Ashmore Group plc	1,070,870	2,979
*,2	Vistry Group plc	748,721	2,964
	Hays plc	3,849,988	2,940
[2]	Bytes Technology Group plc (XLON)	522,378	2,841
*,1	Trainline plc	884,574	2,824
*	Molten Ventures plc	333,314	2,750
	Baltic Classifieds Group plc	990,119	2,677
	Moonpig Group plc	680,364	2,522
	Domino's Pizza Group plc	902,805	2,462
*	Playtech plc	472,132	2,416
*	Mitchells & Butlers plc	621,985	2,303
	Kainos Group plc	191,382	2,251
	Victrex plc	211,392	2,231
	Vesuvius plc	440,495	2,203
	AG Barr plc	244,111	2,146
	Genuit Group plc	579,470	2,131
[1]	CMC Markets plc	232,811	2,103
	Jupiter Fund Management plc	986,236	2,094
*	Close Brothers Group plc	361,918	2,077
	Morgan Advanced Materials plc	671,649	2,047
	Telecom Plus plc	176,507	2,023
[1]	Spire Healthcare Group plc	613,217	1,933
[2]	J D Wetherspoon plc	165,187	1,740
	Ninety One plc	594,836	1,714
	Ithaca Energy plc	522,936	1,708
	WH Smith plc	291,722	1,707
*	IP Group plc	2,001,315	1,697
*,2	Oxford Nanopore Technologies plc	1,017,961	1,562
[2]	Workspace Group plc	328,535	1,557
[2]	RHI Magnesita NV	40,553	1,545
	Goodwin plc	6,462	1,517
	Michael Page plc	594,231	1,461
	Dr. Martens plc	1,387,567	1,451
	Hilton Food Group plc	178,211	1,434
	Wickes Group plc	504,080	1,347
*,2	Raspberry PI Holdings plc	143,934	1,270
*,1	Shawbrook Group plc	282,767	1,238
	Marshalls plc	521,108	1,132
	C&C Group plc	811,379	1,112
[1]	Ibstock plc	849,764	1,068

		Shares	Market Value ($000)
	Picton Property Income Ltd.	1,015,968	1,020
	NCC Group plc	517,920	987
	AO World plc	684,389	903
*,2	THG plc	1,715,893	702
	Future plc	155,064	637
	Rank Group plc	434,883	566
	Crest Nicholson Holdings plc	467,234	389
*,1,2	Aston Martin Lagonda Global Holdings plc	676,662	323
*,3	Greencore Group plc	423,843	12
*,3	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
			8,900,887
United States (0.0%)
*	Borr Drilling Ltd.	1,519	6
Total Common Stocks (Cost $29,647,175)			38,231,292
Preferred Stocks (0.3%)
	Volkswagen AG Preference Shares	493,622	42,660
	Henkel AG & Co. KGaA Preference Shares	366,080	31,915
	FUCHS SE Preference Shares	147,432	6,834
	Grifols SA Preference Shares Class B (XMAD)	615,411	4,800
	Danieli & C Officine Meccaniche SpA Preference Shares	84,763	4,358
	Sixt SE Preference Shares	43,862	3,036
	Draegerwerk AG & Co. KGaA Preference Shares	20,944	2,655
	KSB SE & Co. KGaA Preference Shares	1,649	1,586
	Corem Property Group AB Preference Shares	27,435	670
Total Preferred Stocks (Cost $161,747)			98,514
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/2030 (Cost $—)	61,413	61
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 3.718% (Cost $288,607)	2,886,368	288,608
Total Investments (100.4%) (Cost $30,097,529)			38,618,475
Other Assets and Liabilities—Net (-0.4%)			(138,549)
Net Assets (100%)			38,479,926
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $749,082, representing 1.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $258,900.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $277,118 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	September 2026	337	24,766	68
FTSE 100 Index	September 2026	74	10,836	386
MSCI Europe Index	September 2026	3,765	195,524	3,571
				4,025

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	9/16/2026	EUR	193,878	USD	223,981	10	—
JPMorgan Chase Bank, N.A.	9/16/2026	GBP	17,327	USD	23,173	179	—
State Street Bank & Trust Co.	9/16/2026	USD	85,023	CHF	66,937	1,797	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	6,078	DKK	39,176	19	—
State Street Bank & Trust Co.	9/16/2026	USD	26,814	EUR	23,552	—	(395)
Standard Chartered Bank	9/16/2026	USD	23,131	EUR	20,352	—	(382)
Royal Bank of Canada	9/16/2026	USD	30,263	GBP	23,009	—	(747)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	8,860	NOK	83,957	8	—
State Street Bank & Trust Co.	9/16/2026	USD	21,225	SEK	199,817	188	—
						2,201	(1,524)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,742 in connection with open forward currency contracts.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,113	38,228,167	12	38,231,292
Preferred Stocks	—	98,514	—	98,514
Warrants	—	—	61	61
Temporary Cash Investments	288,608	—	—	288,608
Total	291,721	38,326,681	73	38,618,475
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,025	—	—	4,025
Forward Currency Contracts	—	2,201	—	2,201
Total	4,025	2,201	—	6,226
Liabilities
Forward Currency Contracts	—	(1,524)	—	(1,524)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.